Ameritas Life Insurance Corp.

("Ameritas Life")

Carillon Life Account

Carillon Account

("Separate Accounts")

Supplement to:

Excel Choice and Excel Executive Edge

Prospectuses Dated November 5, 2007

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Supplement Dated May 1, 2015

Subaccount underlying portfolios available as variable investment options for your Policy are listed in the chart below.

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio, Class I-2	Long-term capital appreciation.
Alger Mid Cap Growth Portfolio, Class I-2	Long-term capital appreciation.
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class I	Capital growth; income is secondary.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
American Century VP Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Investment Grade Bond Index Portfolio – Ameritas Investment Partners, Inc. ("AIP")	Index: Barclays Capital Aggregate Bond Index.
Calvert VP Nasdaq 100 Index Portfolio – AIP	Index: NASDAQ 100® Index.
Calvert VP Natural Resources Portfolio – AIP	Capital growth.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio ** – AIP	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio, Class I ** – AIP	Index: S&P MidCap 400 Index.
Calvert VP SRI Large Cap Value Portfolio ***	Long-term capital appreciation.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I ***	Income and capital growth.
Columbia Funds Variable Series Trust II	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund, Class 2	Long-term capital growth.
Columbia Variable Portfolio - Seligman Global Technology Fund, Class 2	Long-term capital appreciation.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
Deutsche CROCI® International VIP Portfolio, Class A (named Deutsche International VIP Portfolio prior to May 1, 2015)	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP Portfolio, Class A	Long-term capital growth.
Deutsche Money Market VIP Portfolio, Class A	Money market, current income.
Deutsche Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio **** (2,3)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio **** (2,3)	Index: S&P 500® Index. **
Fidelity® VIP High Income Portfolio **** (2,3)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio **** (1,3)	Bond.
Fidelity® VIP Mid Cap Portfolio **** (2,3)	Long-term growth.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; and (3) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Templeton Investment Counsel, LLC (1) Franklin Advisers, Inc. (2)
Templeton Foreign VIP Fund, Class 2 (1)	Long-term capital growth.
Templeton Global Bond VIP Fund, Class 2 (2)	Current income, consistent with preservation of capital, with capital appreciation as secondary.
ALPS Variable Investment Trust	ALPS Advisors, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II – Ibbotson Associates, Inc. ("Ibbotson")	Capital appreciation and some current income.
Ibbotson Growth ETF Asset Allocation Portfolio, Class II – Ibbotson	Capital appreciation.
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II – Ibbotson	Current income and capital appreciation.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. Global Real Estate Fund, Series I – Invesco Asset Management Limited	Total return through growth of capital and current income.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Growth Series, Initial Class	Seeks capital appreciation.
MFS® Investors Trust Series, Initial Class	Seeks capital appreciation.
MFS® New Discovery Series, Initial Class	Seeks capital appreciation.
MFS® Total Return Series, Initial Class	Seeks total return.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® High Yield Portfolio, Initial Class	Seeks total return.
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC
Neuberger Berman AMT Guardian Portfolio, Class I – Neuberger Berman LLC ("NB LLC")	Seeks long-term growth of capital; current income is a secondary goal.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I – NB LLC	Seeks growth of capital.
Oppenheimer Variable Account Funds	OFI Global Asset Management, Inc.
Oppenheimer Global Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks capital appreciation.
Oppenheimer Main Street® Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks capital appreciation.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.

IN 1852 5-15

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Core Plus Fixed Income Portfolio, Class I	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
UIF U.S. Real Estate Portfolio, Class I	Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

*	These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
***	Sustainable and Responsible Investment ("SRI")
****	The "Initial Class" of these portfolios are available for Excel Choice and Excel Executive Edge and "Service Class 2" portfolios are available for VA I, VA II and VA II SA.

Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2014.

All other provisions remain as stated in your Contract or Policy and prospectus, as supplemented.

Please retain this supplement with the current prospectus for your variable

Contract or Policy with Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 1852 5-15